Retirement Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Forge Nano, Inc.
Retirement Plans
Retirement Plans
10.	Retirement Plans

The Company sponsors a 401(k) plan for all employees over the age of 21. The plan provides for the Company to make a required matching contribution. Contributions to the plan totaled $104 and $90 for March 31, 2026 and 2025, respectively.

10.Retirement Plans

The Company sponsors a 401(k) plan for all employees over the age of 21. The plan provides for the Company to make a required matching contribution. Contributions to the plan totaled $423 and $385 for December 31, 2025 and 2024, respectively.